Financial risk management	3 Months Ended
Mar. 31, 2022
Financial risk management
Financial risk management

14 Financial risk management

The Group is exposed to certain financial risks which were disclosed in detail in the financial statements as of and for the year ended December 31, 2021. The Group’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Group. These risks include market risk (including currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Group invests time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

Currency risk

The Group is exposed to currency risk in cases where contracts are concluded in foreign currencies. The vast majority of goods delivered and services the Company provided, including those for international customers, are invoiced in euro. During the three months ended March 31, 2022, the Group undertook transactions denominated in foreign currencies such as warrant liabilities and non-current loans; consequently, was exposed to the exchange rate fluctuations.

The following table presents the net foreign currency exposure of the Group as of March 31, 2022 and December 31, 2021:

	March 31, 2022
in EUR k	USD	INR
Trade receivables and other assets	3,849	13
Trade payables and other liabilities	(2,377)	-
Financial liabilities	(21,890)	-
Net exposure	(20,418)	13

	Dec 31, 2021
in EUR k	USD	INR
Trade receivables and other assets	4,635	8
Trade payables and other liabilities	(2,394)	(4)
Net exposure	2,241	4

Sensitivity analysis

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the USD exchange rates, with all other variables held constant, of the Group’s earnings before tax and equity movement. The Group’s exposure to foreign currency risk for all other currencies is not material.

	Earnings before tax		Equity
in EUR k	5% increase	5% decrease	5% increase	5% decrease
March 31, 2022	953	(1,053)	953	(1,053)
December 31, 2021	(101)	112	(101)	112

Interest rate risk

Interest bearing liabilities with floating interest rates exist for non-current loans as of March 31, 2022.

The following sensitivity analyses has been determined based on the exposure to interest rates at the reporting date. For the floating rate liabilities, the analysis is prepared assuming the amount of liability outstanding at the reporting date was outstanding for the whole period. In accordance with the relevant loan agreement, the interest rate cannot be lower than the determined interest rate and therefore the analysis has only been performed for the scenario where interest rate increases.

If interest rates had been 1.0 percentage point higher and all other variables were held constant, the Group’s earning before tax would decrease by EUR 41k for the three months ended March 31, 2022 (December 31, 2021: nil).